Net Loss Per Share - Schedule of Basic and diluted net loss per common share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (14,763)	$ (11,140)	$ (7,089)	$ (7,784)	$ (5,695)	$ (4,881)	$ (32,992)	$ (18,360)	$ (28,476)	$ (13,109)
Weighted-average common shares outstanding	3,907,075			875,279			1,896,983	875,279	875,279	875,279
Less: weighted-average unvested restricted shares of common stock	(189)			(952)			(378)	(1,141)	(1,045)	(1,808)
Weighted average number of shares outstanding, basic	3,906,886			874,327			1,896,605	874,138	874,234	873,471
Weighted average number of shares outstanding, diluted	3,906,886			874,327			1,896,605	874,138	874,234	873,471
Net loss per share attributable to common stockholders, basic	$ (3.78)			$ (8.9)			$ (17.4)	$ (21)	$ (32.57)	$ (15.01)
Net loss per share attributable to common stockholders, diluted	$ (3.78)			$ (8.9)			$ (17.4)	$ (21)	$ (32.57)	$ (15.01)